BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
BORROWINGS [Abstact]
Debt Weighted Average Interest Rate	7.81%	7.13%	7.81%	7.10%
Navios Logistics revolving facility terminated after restructuring agreement issuance date			Mar. 20, 2012
Secured credit facilities
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			LIBOR plus spread ranging from 1.75% to 3.60% per annum
Line Of Credit Facility Frequency Of Payment And Payment Terms			The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from October 2014 to May 2022.
Secured Debt Advance Payments			$ 28,619
Debt Instrument Covenant Description			The credit facilities require compliance with a number of financial and security value maintenance covenants, including: loan-to-value ratio covenants based on either charter-adjusted valuations or charter-free valuations, debt coverage ratios and minimum liquidity. One of the facilities also requires that Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns at a minimum 20% of the issued stock of the Company. The credit facilities also contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covnants contained in the indenture governing the 2019 Notes (as defined below). It is an event of default under the credit facilities if such covenants are not complied with.
Senior Notes Due 2019
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			fixed rate of 8.125%
Debt Instrument Maturity Date			Feb. 15, 2019
Debt Instrument Issuance Date1			Jan. 28, 2011
Redemption terms			The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2019 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2019 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the 2019 Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Ship Mortgage Notes
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			fixed rate of 8.875%
Debt Instrument Maturity Date			Nov. 01, 2017
Initial Debt Instrument Amount	400,000		400,000
Debt Instrument Issuance Date1			Nov. 01, 2009
Debt Instrument Add On Issuance Date	Jul. 01, 2012		Jul. 01, 2012
Redemption terms			The Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015. Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount.
Debt Instrument Increase Additional Borrowings			88,000
Debt Instrument Collateral			mortgage on 17 vessels
Logistics Senior Notes
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			fixed rate of 9.25%
Debt Instrument Maturity Date			Apr. 15, 2019
Initial Debt Instrument Amount	200,000		200,000
Debt Instrument Covenant Description			The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
Debt Instrument Issuance Date1			Apr. 12, 2011
Debt Instrument Add On Issuance Date	Mar. 01, 2013		Mar. 01, 2013
Debt Instrument Effectiveness Date	Jul. 02, 2013		Jul. 02, 2013
Exchange Offer Completion Date	Aug. 05, 2013		Aug. 05, 2013
Redemption terms			The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co- Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Debt Instrument Increase Additional Borrowings			$ 90,000
Additional Logistics Senior Notes Issuance Price	103.75%		103.75%
Privately Placed Notes Tendered For Exchange Percentage	100.00%		100.00%